Stock Options	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Stock Options

Long Term Incentive Plan

On October 23, 2001, the Board adopted our Long Term Incentive Plan (“LTIP”). The Board is responsible for the administration of this LTIP, and is the approval authority for all option grant awards under this plan. Subject to the express provisions of the LTIP, the Board shall have full authority and sole and absolute discretion to interpret and amend this LTIP, to prescribe, amend and rescind rules and regulations relating to it, and to make all other determinations which it believes to be necessary or advisable in administering this LTIP.

On October 22, 2006, our Board adopted the Amended and Restated LTIP. This plan expires on October 21, 2016.

The maximum number of shares of common stock as to which awards may be granted under this plan, subject to subsequent amendments, is 18,200,000 shares (updated to reflect the 4% dividend issued during the first quarter of 2009). The common stock issued upon exercise of options or on grant of stock awards may be shares previously authorized but not yet issued or shares which have been issued and reacquired by the Company as treasury stock. The Board may increase the maximum number of shares of common stock as to which awards may be granted at such time as it deems advisable.

The following tables summarize information about stock options issued to employees and Directors during the 2 years ended December 31, 2013:

	Shares	Exercise price per share	Weighted-average exercise price

Outstanding at December 31, 2011	11,993,120	$0.10-0.96	$0.43

Granted	50,000	$0.09	$0.09
Expired	(546,000)	$0.15-0.72	$0.52
Outstanding at December 31, 2012	11,497,120	$0.09-0.96	$0.43

Expired	(2,008,000)	$0.21-0.96	$0.53

Outstanding at December 31, 2013	9,489,120	$0.09-0.50	$0.41

Options exercisable at December 31, 2013	9,489,120	$0.09-0.50	$0.41
Options exercisable at December 31, 2012	11,497,120	$0.09-0.96	$0.43

The following table summarizes information about employee stock options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
	Number outstanding at	Weighted-average remaining	Weighted-average	Number exercisable at	Weighted-average
Exercise price range	December 31, 2013	contractual life (years)	exercise price	December 31, 2013	exercise price

$0.09 - $0.25	2,435,760	1	$0.20	2,435,760	$0.20

$0.26 - $0.50	7,053,360	1	$0.48	7,053,360	$0.48

	9,489,120	1	$0.41	9,489,120	$0.41

The following table summarizes information about employee stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number outstanding at	Weighted-average remaining	Weighted-average	Number exercisable at	Weighted-average
Exercise price range	December 31, 2012	contractual life (years)	exercise price	December 31, 2012	exercise price

$0.09 - $0.50	11,341,120	2	$0.42	11,341,120	$0.42

$0.51 - $1.00	156,000	1	$0.96	156,000	$0.96

	11,497,120	2	$0.43	11,497,120	$0.43

The following table summarizes information about stock options issued to non-employees during the 2 years ended December 31, 2013:

	Shares	Exercise price per share	Weighted-average exercise price

Outstanding at December 31, 2011	4,785,599	$0.25-0.96	$0.49

Granted	150,000	$0.25	$0.25
Expired	(154,000)	$0.29-0.38	$0.32
Outstanding at December 31, 2012	4,781,599	$0.25-0.96	$0.49

Expired	(644,000)	$0.25-0.96	$0.57
Outstanding at December 31, 2013	4,137,599	$0.25-0.50	$0.46

Options exercisable at December 31, 2013	4,132,399	$0.25-0.50	$0.46
Options exercisable at December 31, 2012	4,776,399	$0.25-0.96	$0.49

Stock option expense recorded in 2013 and 2012 is as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Awards to employees/Directors	$-	$3,396
Awards to non-employees	-	11,457
Stock option modifications	-	-
Total non-cash stock-based compensation expense	$-	$14,853

Employee and Director Awards

In 2013, we did not grant any options to employees or to Directors in their capacity as Directors. In addition, 2,008,000 fully vested options previously granted to employees and Directors (in their capacity as directors) expired during 2013.

In 2012, we did not grant any options to employees. During 2012, we granted 50,000 options to Directors in their capacity as Directors. These grants vested in 2012 and expire in 2017. In addition, 546,000 fully vested options previously granted to employees and Directors (in their capacity as directors) expired during 2012.

The following table provides the primary assumptions used to value employee and Director non-cash stock-based compensation for the years indicated:

	Year Ended December 31, 2013	Year Ended December 31, 2012

Weighted-average fair value of options granted	NA	$0.07
Weighted-average assumptions:
Risk-free interest rate	NA	0.74%
Dividend yield	NA	-
Expected volatility	NA	1.03
Expected option life (years)	NA	5

As of December 31, 2013 and 2012, there was $0 of total unrecognized compensation cost related to outstanding options granted to employees and Directors. All options previously granted to employees and Directors were fully vested in these respective periods.

Non-employee awards

We did not grant any stock options to non-employees during 2013. However, 644,000 fully vested options previously granted to non-employees expired in 2013.

In 2012, we granted 150,000 stock options to a non-employee. This grant vested in 2012 and expired in 2013. In addition, 154,000 fully vested options previously granted to non-employees expired in 2012.

We did not receive proceeds for stock options exercised during 2013 or 2012, as no options were exercised.

Services performed by non-employees who were granted options include product/distribution consulting, technology consulting, investor relations and legal services. The weighted-average fair value for such options that have had a fair value calculation applied (NA for 2013 and $0.08 for 2012) was estimated at the date of grant using a Black-Scholes option pricing model. The following weighted-average assumptions were used for the 2012 grant: risk-free interest rate of 0.25%, volatility factor of 0.99, and a weighted-average expected life of the option of approximately 1.89 years.

The weighted-average remaining contractual term (in years) of the non-employee options outstanding at December 31, 2013 and 2012 is 0.73 and 1.58, respectively.

The aggregate intrinsic value (defined as the excess of the market price of our common stock as of the end of the period over the exercise price of the related stock options) for all stock options (employee, Director and non-employee) outstanding and exercisable as of December 31, 2013 and 2012 was $0 for the respective periods.